Additional Information - Financial Statement Schedule I Condensed Financial Information of Parent Company (STATEMENTS OF CASH FLOWS) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net income (loss)	$ (221,657)	$ 60,078	$ 63,641
Share-based compensation expense	$ 28,241	21,649	16,138
Gain on deconsolidation of subsidiaries		(489)	$ (132,665)
Gain (loss) on disposal of equity method investment	$ 1,924	(56,993)
Depreciation and amortization	8,935	18,488	$ 19,188
Exchange (gain) loss on offshore accounts	$ 174	$ 2,277	(1,476)
Impairment on short-term investments			2,098
Gain on short-term investments and fair value change of derivatives	$ 98,112	$ (139,265)	(56,022)
(Earnings) loss in equity method investments	5,468	(49,015)	(20,317)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(22,788)	(9,740)	(19,625)
Accrued expenses and other current liabilities	$ 1,090	(6,509)	3,861
Other non-current liabilities		(152)	156
Net cash (used in) provided by operating activities	$ (50,042)	$ 56,439	$ (73,035)
Cash flows from investing activities:
Restricted cash	(22,532)
Decrease in term deposits	493,471	$ (3,414)	$ 58,235
Proceeds from sale of available-for-sale securities	62,704	415,528	118,958
Proceeds from sale of derivative financial instruments	2,580	80,861	959
Proceeds from principal return on Series 2012-A Senior Secured Sofi Loan Notes	984	1,370	$ 1,353
Proceeds from sale of equity method investment	94	46,484
Capital distribution received from equity method investees	60,279	74,721
Dividend received from available for sale securities	19
Dividend received from available for sale securities	157	1,050
Purchase of available-for-sale securities	(29,833)	(129,407)	$ (88,681)
Purchase of derivative financial instruments	$ (101,409)	$ (118,470)	(1,999)
Cash disposed of from deconsolidation of subsidiaries			(18,637)
Net cash provided by (used in) investing activities	$ (248,984)	$ 109,215	20,065
Cash flows from financing activities:
Repurchase of ordinary shares	$ (10,292)	$ (76,462)	(55,575)
Deposits for share repurchase			(10,860)
Proceeds from exercise of share options	$ 1,231	$ 2,514	2,913
Proceeds from the issuance of promissory note issued to Nuomi Inc.			$ 60,884
Restricted cash from debt borrowings	$ (100,000)
Repayment of promissory note issued to Nuomi Inc.		$ (60,884)
Net cash (used in) provided by financing activities	$ 180,430	(134,832)	$ (1,033)
Net (decrease) increase in cash and cash equivalents	(118,596)	30,822	(54,003)
Cash and cash equivalents at beginning of year	166,652
Effect of exchange rate changes	(3,592)	(2,105)	873
Cash and cash equivalents at end of year	56,226	166,652
Parent Company [Member]
Cash flows from operating activities:
Net income (loss)	(220,128)	60,460	63,733
Equity in income of subsidiaries and variable interest entities	189,103	149,862	145,340
Share-based compensation expense	$ 24,575	$ 22,827	11,754
Gain on deconsolidation of subsidiaries			$ (132,821)
Gain (loss) on disposal of equity method investment	$ 534	$ (60,116)
Depreciation and amortization			$ 267
Exchange (gain) loss on offshore accounts	$ 376	$ 2,314	(1,386)
Impairment on short-term investments			2,098
Gain on short-term investments and fair value change of derivatives	$ (4,102)	$ (167,225)	(56,727)
(Earnings) loss in equity method investments	3,516	(4,835)	(23,070)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	2,796	1,770	(9)
Accrued expenses and other current liabilities	(5,040)	$ (444)	$ 538
Other non-current liabilities	966
Increase in amounts due from subsidiaries	$ (128,551)	$ (512,295)	$ (250,013)
Capital distribution received from Japan Macro		25,321	19,158
Net cash (used in) provided by operating activities	$ (135,955)	$ (482,361)	$ (221,138)
Cash flows from investing activities:
Restricted cash	(15,370)
Decrease in term deposits	139,514	$ 250,495	$ 158,687
Proceeds from sale of available-for-sale securities	$ 33,416	415,528	118,958
Proceeds from sale of derivative financial instruments		80,861	959
Proceeds from principal return on Series 2012-A Senior Secured Sofi Loan Notes	$ 984	1,370	$ 1,353
Proceeds from sale of equity method investment		46,484
Capital distribution received from equity method investees	$ 9,854	74,721
Dividend received from available for sale securities	$ 137	1,050
Purchase of available-for-sale securities		(129,407)	$ (88,676)
Purchase of derivative financial instruments		(90,112)
Purchase of equity method investments	$ (172,331)	$ (20,789)	$ (20,000)
Purchase of cost method investments	$ (300)
Cash disposed of from deconsolidation of subsidiaries			$ (18,309)
Net cash provided by (used in) investing activities	$ (4,096)	$ 630,201	152,972
Cash flows from financing activities:
Repurchase of ordinary shares	$ (10,292)	$ (76,462)	(55,575)
Deposits for share repurchase			(10,860)
Proceeds from exercise of share options	$ 1,231	$ 2,514	2,913
Proceeds from the issuance of promissory note issued to Nuomi Inc.			$ 60,884
Proceeds from borrowings	$ 159,260
Restricted cash from debt borrowings	$ (100,000)
Repayment of promissory note issued to Nuomi Inc.		$ (60,884)
Net cash (used in) provided by financing activities	$ 50,199	(134,832)	$ (2,638)
Net (decrease) increase in cash and cash equivalents	(89,852)	13,008	(70,804)
Cash and cash equivalents at beginning of year	$ 95,485	82,586	$ 153,390
Effect of exchange rate changes		(109)
Cash and cash equivalents at end of year	$ 5,633	$ 95,485	$ 82,586